Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	Sep. 11, 2015
IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Risk/Return:
Trading Symbol	QGTA
IQ Leaders Bond Allocation Tracker ETF | IQ Leaders Bond Allocation Tracker ETF
Risk/Return:
Trading Symbol	QBND